Income Taxes - Movement of valuation allowance of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Taxes
Balance as of January 1,	$ 2,067	¥ 14,208	¥ 11,402	¥ 4,676
Additions	5,466	37,584	6,164	6,838
Increase from an acquired subsidiary	1,247	8,576
Reversals	(636)	(4,371)	(3,358)	(112)
Balance as of December 31,	$ 8,144	¥ 55,997	¥ 14,208	¥ 11,402